UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4802

Name of Fund: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
        P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                  Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of July 31, 2004                       (in Thousands)

                      S&P       Moody's       Face
State                 Ratings   Ratings      Amount                          Municipal Bonds                                Value
====================================================================================================================================
Alaska - 1.3%         AAA       Aaa         $ 2,250        Alaska Student Loan Corporation, Student Loan Revenue Bonds,
                                                           AMT, Series A, 5.65% due 7/01/2012(a)                           $  2,346
------------------------------------------------------------------------------------------------------------------------------------
Arizona - 5.3%        AAA       Aaa           5,000        Arizona School Facilities Board, COP, Series B, 5.25% due
                                                           9/01/2015(d)                                                       5,475
                      AAA       Aaa           3,500        Arizona School Facilities Board, State School Trust, Revenue
                                                           Refunding Bonds, Series A, 5.75% due 7/01/2015(a)                  3,997
------------------------------------------------------------------------------------------------------------------------------------
California - 12.9%    NR*       NR*             875        Agua Caliente Band of Cahuilla Indians, California, Casino
                                                           Revenue Bonds, 5.60% due 7/01/2013                                   869
                      AAA       Aaa           5,000        California Infrastructure and Economic Development Bank, Bay
                                                           Area Toll Bridges Revenue Bonds, First Lien, Series A, 5.25%
                                                           due 7/01/2014(d)                                                   5,510
                      NR*       Aaa           6,150        California State Economic Recovery, GO, RIB, Series 928X,
                                                           9.18% due 7/01/2014(c)(f)                                          7,521
                      BBB-      Baa1          3,500        California State Public Works Board, Lease Revenue Bonds
                                                           (Department of Corrections), Series C, 5.50% due 6/01/2014         3,805
                      AAA       Aaa           5,050        Long Beach, California, Harbor Revenue Bonds, AMT, Series B,
                                                           5.25% due 5/15/2013(b)                                             5,409
------------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.5%       AAA       Aaa           5,000        Denver, Colorado, City and County Airport Revenue Bonds, AMT,
                                                           Series D, 7.75% due 11/15/2013(a)                                  6,083
                      A1+       VMIG1+        2,000        Moffat County, Colorado, PCR, Refunding (Pacificorp Projects),
                                                           VRDN, 1.08% due 5/01/2013(a)(g)                                    2,000
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
DATES       Daily Adjustable Tax - Exempt Securities
DRIVERS     Derivative Inverse Tax-Exempt Receipts
GO          General Obligation Bonds
HDA         Housing Development Authority
IDA         Industrial Development Authority
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
TAN         Tax Anticipation Notes
VRDN        Variable Rate Demand Notes

                                  Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's       Face
State                 Ratings   Ratings      Amount                          Municipal Bonds                                Value
====================================================================================================================================
Florida - 3.3%        NR*       NR*         $   585        Double Branch Community, Florida, Development District,
                                                           Special Assessment Bonds, Series B-1, 5.60% due 5/01/2007       $    585
                      NR*       NR*             830        Middle Village Community Development District, Florida,
                                                           Special Assessment Bonds, Series C, 5.125% due 5/01/2009             828
                      A1+       VMIG1+          600        Pinellas County, Florida, Health Facilities Authority, Revenue
                                                           Refunding Bonds (Pooled Hospital Loan Program), DATES, 1.06%
                                                           due 12/01/2015(a)(g)                                                 600
                      NR*       NR*             600        Reunion East Community Development District, Florida, Special
                                                           Assessment, Series B, 5.90% due 11/01/2007                           600
                      A1+       VMIG1+        2,300        Sarasota County, Florida, Public Hospital Board, Hospital
                                                           Revenue Bonds (Sarasota Memorial Hospital), VRDN, Series A,
                                                           1.09% due 7/01/2037(a)(g)                                          2,300
                      NR*       NR*           1,000        Sterling Hill, Florida, Community Development District,
                                                           Capital Improvement Revenue Refunding Bonds, Series B, 5.50%
                                                           due 11/01/2010                                                     1,003
------------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.8%        NR*       NR*           1,050        Fulton County, Georgia, Residential Care Facilities Revenue
                                                           Refunding Bonds (Canterbury Court Project), Series A,  5%
                                                           due 2/15/2014                                                      1,013
                      AAA       Aaa           5,000        Georgia State, GO, Series D,  6.30% due 11/01/2009                 5,760
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 13.8%      A-        Aa3           3,250        Chicago, Illinois, Gas Supply Revenue Refunding Bonds (Peoples
                                                           Gas, Light & Coke Company Project), Series B, 4.75% due
                                                           3/01/2030                                                          3,303
                      AAA       NR*           5,000        Chicago, Illinois, O'Hare International Airport Revenue
                                                           Refunding Bonds, DRIVERS, AMT, Series 370, 9.08% due
                                                           7/01/2011(c)(d)                                                    5,652
                      NR*       NR*           1,000        Chicago, Illinois, Tax Allocation Bonds (Kingsbury
                                                           Redevelopment Project), Series A, 6.57% due 2/15/2013              1,046
                      AAA       Aaa           4,300        Cook County, Illinois, Capital Improvement, GO, Series B,
                                                           5.25% due 11/15/2015(b)                                            4,314
                                                           Illinois Health Facilities Authority Revenue Refunding Bonds,
                                                           VRDN (g):
                      A1+       VMIG1+        2,800            (Resurrection Health Care), Series A, 1.08% due
                                                               5/15/2029(d)                                                   2,800
                      A1+       VMIG1+        1,800            (University of Chicago Hospitals), 1.08% due 8/01/2026(b)      1,800
                      AA-       A1            5,000        Illinois State Toll Highway Authority, Toll Highway Priority
                                                           Revenue Bonds, Series A,  6.30% due 1/01/2011                      5,767
------------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.3%        AA-       NR*           5,000        Franklin Township, Indiana, School Building Corporation,
                                                           Marion County, First Mortgage Revenue Bonds, 6% due
                                                           7/15/2010(e)                                                       5,828

                                  Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's       Face
State                 Ratings   Ratings      Amount                          Municipal Bonds                                Value
====================================================================================================================================
Massachusetts -       NR*       Aa3         $ 6,600        Massachusetts State, Federal Highway Grant Anticipation Notes,
7.9%                                                       Refunding, Series A, 5.75% due 12/15/2014                       $  7,285
                                                           Massachusetts State Port Authority, Special Facilities Revenue
                                                           Bonds (Delta Air Lines Inc. Project), AMT, Series A(a):
                      AAA       Aaa           2,500            5.50% due 1/01/2014                                            2,621
                      AAA       Aaa           4,000            5.50% due 1/01/2015                                            4,153
------------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.6%       A1+       Aaa           1,000        Eastern Michigan University Revenue Refunding Bonds, VRDN,
                                                           1.05% due 6/01/2027(f)(g)                                          1,000
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.8%     AAA       Aa3           4,000        Garden State Preservation Trust, New Jersey, Open Space and
                                                           Farmland Preservation Bonds (2005), Series A, 5.80% due
                                                           11/01/2016(d)                                                      4,421
                      NR*       Aaa           5,000        Port Authority of New York and New Jersey Revenue Refunding
                                                           Bonds, RIB, AMT, Series 701-X, 10.16% due 10/15/2014(b)(c)         5,896
------------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.9%     AA+       Aa2           3,000        New Mexico State Highway Commission, Tax Revenue Bonds, Senior
                                                           Sub-Lien, Series A, 6% due 6/15/2010 (e)                           3,444
------------------------------------------------------------------------------------------------------------------------------------
New York - 5.1%                                            New York City, New York, GO:
                      A         A2            2,500            Series B, 5.25% due 8/01/2015                                  2,683
                      AAA       A2            4,000            Series J, 5.25% due 5/15/2015(b)                               4,385
                      NR*       NR*           1,000        Schenectady, New York, GO, TAN, 6.25% due 12/30/2004                 998
                      NR*       NR*           1,000        Westchester County, New York, IDA, Continuing Care Retirement
                                                           Mortgage Revenue Bonds (Kendal on the Hudson Project), Series
                                                           A, 5.625% due 1/01/2013                                            1,010
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 2.3%       A+        VMIG1+        4,100        Oklahoma State Industries Authority, Revenue Refunding Bonds
                                                           (Integris Baptist), VRDN, Series B, 1.08% due 8/15/2029(b)(g)      4,100
------------------------------------------------------------------------------------------------------------------------------------
Oregon - 6.6%         AAA       Aaa           5,475        Oregon State Department of Administrative Services, COP,
                                                           Series A, 5.75% due 5/01/2010(a)(e)                                6,246
                      AAA       Aaa           5,000        Oregon State Department of Administrative Services, Lottery
                                                           Revenue Bonds, Series B, 5.75% due 4/01/2009(d)(e)                 5,648
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 3.0%   AAA       Aaa           4,940        Pennsylvania State Turnpike Commission, Oil Franchise Tax
                                                           Revenue Bonds, Senior Series A, 5.25% due 12/01/2014(b)            5,446
------------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.9%      AA        Aa2           1,600        Tennessee HDA, Revenue Bonds (Homeownership Program), AMT,
                                                           Series 2-C, 5.85% due 7/01/2009                                    1,674
------------------------------------------------------------------------------------------------------------------------------------
Texas - 8.8%          BBB       Baa2          2,000        Brazos River Authority, Texas, PCR, Refunding (TXU Energy
                                                           Company LLC Project), AMT, Series A, 6.75% due 4/01/2038           2,247

                                  Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's       Face
State                 Ratings   Ratings      Amount                          Municipal Bonds                                Value
====================================================================================================================================
Texas                 BBB-      NR*         $ 2,000        Brazos River Authority, Texas, Revenue Refunding Bonds
(concluded)                                                (Reliant Energy Inc. Project), Series B, 7.75% due 12/01/2018   $  2,178
                      BBB-      Baa3          1,000        Dallas-Fort Worth, Texas, International Airport Facility,
                                                           Improvement Corporation Revenue Bonds (Learjet Inc.), AMT,
                                                           Series 2001-A-1, 6.15% due 1/01/2016                                 997
                      AAA       Aaa           5,000        Dallas-Fort Worth, Texas, International Airport Revenue
                                                           Refunding and Improvement Bonds, AMT, Series A, 5.75% due
                                                           11/01/2014(f)                                                      5,415
                      A+        VMIG1+          570        Harris County, Texas, Health Facilities Development
                                                           Corporation, Hospital Revenue Bonds (Texas Children's
                                                           Hospital), VRDN, Series B-1, 1.08% due 10/01/2029(b)(g)              570
                      AAA       Aaa           4,000        Houston, Texas, Combined Utility System, First Lien Revenue
                                                           Refunding Bonds, Series A, 5.25% due 5/15/2015(b)                  4,371
------------------------------------------------------------------------------------------------------------------------------------
Washington - 9.9%     NR*       Aa1           4,860        Pierce County, Washington, School District Number 416, White
                                                           River, GO, 6% due 12/01/2012                                       5,540
                      A         Aa3           5,000        Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                                           6% due 10/01/2012                                                  5,556
                      BBB       Baa3          1,000        Tobacco Settlement Authority, Washington, Tobacco Settlement
                                                           Revenue Bonds, 5.50% due 6/01/2012                                   966
                      AA        Aa1           5,000        Washington State, GO, Series B, 6% due 1/01/2012                   5,623
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Municipal Bonds (Cost - $174,162) - 101.0%                 180,687
------------------------------------------------------------------------------------------------------------------------------------

                                             Shares
                                              Held                           Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                244        BlackRock Insured Municipal 2008 Term Trust, Inc                   3,962
                                                369        BlackRock Insured Municipal Term Trust, Inc.                       4,037
                                                344        BlackRock Municipal Target Term Trust Inc.                         3,658
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds (Cost - $12,038) - 6.5%                        11,657
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                 19        Merrill Lynch Institutional Tax-Exempt Fund (h)                       19
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities (Cost - $19) - 0.0%                       19
------------------------------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $186,219**) - 107.5%                                                        192,363

                      Liabilities in Excess of Other Assets - (7.5%)                                                        (13,442)
                                                                                                                           --------
                      Net Assets - 100.0%                                                                                  $178,921
                                                                                                                           ========

                                  Merrill Lynch Municipal Intermediate Term Fund

Schedule of Investments as of July 31, 2004 (concluded)

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(d)   FSA Insured.
(e)   Prerefunded.
(f)   FGIC Insured.
(g) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      (14,400)         $    63
      --------------------------------------------------------------------------

*     Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes were as follows:

                                                                  (in thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 186,219
                                                                      =========
      Gross unrealized appreciation                                       7,076
      Gross unrealized depreciation                                        (932)
                                                                      ---------
      Net unrealized appreciation                                     $   6,144
                                                                      =========

+     Highest short-term rating by Moody's Investors Service, Inc.

      Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                                                                          (in Thousands)
      ------------------------------------------------------------------------------------------------------------------
                                                                                Notional              Unrealized
                                                                                 Amount        Appreciation/Depreciation
      ------------------------------------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market
              Association Municipal Swap Index Rate and pay a fixed
              rate of 4.109%

      Broker, J.P Morgan Chase Bank
              Expires August 2014                                               $  4,000                $ (125)
      Receive a variable rate equal to 7-Day Bond Market
              Association Municipal Swap Index Rate and pay a fixed
              rate of 4.203%

      Broker, J.P Morgan Chase Bank
              Expires August  2014                                              $ 12,000                  (463)
      Receive a variable rate equal to 7-Day Bond Market
              Association Municipal Swap Index Rate and pay a fixed
              rate of 3.7925%

      Broker, Morgan Stanley Capital Services, Inc.
              Expires October 2014                                              $ 14,000                    38
      ------------------------------------------------------------------------------------------------------------------
      Total                                                                                             $ (550)
                                                                                                        ------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust


By: /s/ Terry K. Glenn
    --------------------------
    Terry K. Glenn,
    President of Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 17, 2004


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 17, 2004